CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Feb. 29, 2012	Feb. 28, 2011
Accounts payable	$ 2,863,596	$ 911,254
Deferred revenue	85,594,032	50,678,025
Amounts due to related parties		79,893
Income tax payable	637,302	2,877,887
Deferred tax liabilities-non-current	156,494	117,781
Variable Interest Entity
Accounts payable	1,993,297	736,655
Deferred revenue	50,395,945	34,169,473
Amounts due to related parties		79,893
Accrued expenses and other current liabilities	9,546,915	5,729,657
Income tax payable	2,206,266	2,650,269
Deferred tax liabilities-non-current	$ 45,881	$ 85,248
Class A Common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	45,277,044	27,600,000
Common shares, shares outstanding (in shares)	45,277,044	27,600,000
Class B Common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	109,681,000	125,000,000
Common shares, shares outstanding (in shares)	109,681,000	125,000,000